Employee Benefit Plans - Assumptions Used to Measure Pension Benefit Obligations for Plans (Detail)	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Weighted average discount rate	3.43%	4.36%
Rate of increase in future compensation levels	3.13%	3.14%